Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 582	SFr 670	SFr 199	SFr 1,252	SFr (285)
Current and deferred taxes
Deferred income tax expense				31	(339)
Income tax expense	276	78	21	354	(158)
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr 128
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (14)
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	(14)
Other non-deductible expenses	149
of which non-deductible interest expenses	139
of which non-deductible bank levy costs and other non-deductible compensation expenses	10
Lower taxed income	(48)
of which tax benefit related non-taxable life insurance income	(21)
Changes in deferred tax valuation allowance	83
Change in recognition of outside basis difference	(2)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	95
Other	(115)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	(56)
of which tax (benefit)/charge from the impact of prior year adjustments	13
of which tax benefit from the reduction in own-credit revaluation gains	(32)
Income tax expense	276	SFr 78	21	354	(158)
Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	(25)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(107)
of which tax expense from an adverse earnings mix in the Group's operating entities	53
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	96
Switzerland, Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	(13)
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	529		128	1,152	(565)
Current and deferred taxes
Deferred income tax expense				67	(449)
Income tax expense	289		19	386	(271)
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%				SFr 253
Swiss statutory rate (as a percent)				22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount				SFr (40)
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions				(40)
Other non-deductible expenses				317
of which non-deductible interest expenses				295
of which non-deductible bank levy costs and other non-deductible compensation expenses				22
Lower taxed income				(84)
of which tax benefit related non-taxable life insurance income				(43)
Changes in deferred tax valuation allowance				149
(Windfall tax benefits)/shortfall tax charges on share-based compensation				95
Other				(304)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals				(87)
of which tax (benefit)/charge from the impact of prior year adjustments				13
Income tax expense	SFr 289		SFr 19	386	SFr (271)
Bank | Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix				(39)
of which tax benefit from the release of valuation allowances on deferred tax assets				(13)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability				(107)
of which tax expense from an adverse earnings mix in the Group's operating entities				69
of which tax benefit associated with the establishment of a Holding Company				(110)
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals				(85)
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards				SFr 162